UNITED STATES
SECURITIES AND EXCHANGE COMMISSSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended: 06/30/2006

Check here if Amendment		[ X ]		Amendment Number:	1

This Amendment			[ X ]		is a restatement
				[  ]		adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		Harbor Advisory Corporation
Address:		500 Market Street Suite 11
		Portsmouth, NH 03801

13F File Number:	028-05259

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

Name: 	John J. DeGan
Title:	Chief Compliance Officer
Phone:	603-431-5740
Signature, Place, and Date of Signing:

John J. DeGan		Portsmouth, New Hampshire		08/26/2011

Report Type		(check only one)
			[ X ]		13F Holdings Report
			[  ]		13F Notice
			[  ]		13F Combination Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		41
Form 13F Information Table Value Total:		$ 83,561 (x$1000)

List of Other Included Managers:
NONE
inftable.txt

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
- --------------------------- -------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
MSCI EMERGING MKTS INDEX FUND  EF               464287234     3412    36334 SH       SOLE                    36334
VANGUARD TOTAL STK MKT         EF               922908769      422     3343 SH       SOLE                     3343
3M COMPANY                     COM              88579y101     2558    31670 SH       SOLE                    31670
ABBOTT LABORATORIES            COM              002824100     2034    46650 SH       SOLE                    46650
AMERICAN EXPRESS CO.           COM              025816109      874    16425 SH       SOLE                    16425
AMERICAN INTERNATIONAL GROUP I COM              026874107      260     4401 SH       SOLE                     4401
ANADARKO PETROLEUM CORP.       COM              032511107     1662    34850 SH       SOLE                    34850
BANK OF AMERICA CORP.          COM              060505104     3146    65410 SH       SOLE                    65410
BERKSHIRE HATHAWAY CL B        COM              084670207     3000      986 SH       SOLE                      986
BIOMED REALTY TRUST INC.       COM              09063h107     2175    72645 SH       SOLE                    72645
BP PLC SPON ADR                COM              055622104     2478    35601 SH       SOLE                    35601
CHEVRON CORPORATION            COM              166764100      352     5678 SH       SOLE                     5678
CISCO SYSTEMS, INC.            COM              17275R102     1694    86723 SH       SOLE                    86723
CITIGROUP INC.                 COM              172967101     3235    67046 SH       SOLE                    67046
COCA COLA CO.                  COM              191216100      222     5163 SH       SOLE                     5163
COGNEX CORPORATION             COM              192422103     2152    82690 SH       SOLE                    82690
CREE, INC.                     COM              225447101     2015    84815 SH       SOLE                    84815
DUKE REALTY CORP NEW           COM              264411505     1992    56660 SH       SOLE                    56660
EMERSON ELECTRIC CO.           COM              291011104     2252    26870 SH       SOLE                    26870
EQUITY OFFICE PROPERTIES TR    COM              294741103     3350    91748 SH       SOLE                    91748
EXXON MOBIL CORP.              COM              30231G102     3116    50797 SH       SOLE                    50797
FPL GROUP INC.                 COM              302571104     1660    40115 SH       SOLE                    40115
GENERAL ELECTRIC CO.           COM              369604103     4169   126480 SH       SOLE                   126480
HOME DEPOT INC.                COM              437076102     2618    73150 SH       SOLE                    73150
JOHNSON & JOHNSON              COM              478160104     2820    47061 SH       SOLE                    47061
JPMORGAN CHASE & CO.           COM              46625h100     1861    44320 SH       SOLE                    44320
KIMBERLY CLARK CORP.           COM              494368103      244     3950 SH       SOLE                     3950
MEDTRONIC INC.                 COM              585055106     2737    58325 SH       SOLE                    58325
MERRILL LYNCH & CO.            COM              590188108      680     9775 SH       SOLE                     9775
MICROSOFT CORP.                COM              594918104     2359   101226 SH       SOLE                   101226
NESTLE SPON ADR REPSTG REG SH  COM              641069406      294     3776 SH       SOLE                     3776
PEPSICO INC.                   COM              713448108     2315    38555 SH       SOLE                    38555
PLUM CREEK TIMBER CO. INC.     COM              729251108     2697    75980 SH       SOLE                    75980
PROCTOR GAMBLE CO.             COM              742718109     3303    59405 SH       SOLE                    59405
ROYAL DUTCH SHELL PLC ADR A    COM              780259206     2010    30010 SH       SOLE                    30010
SYSCO CORPORATION              COM              871829107     2352    76960 SH       SOLE                    76960
VARIAN MEDICAL SYSTEMS, INC.   COM              92220p105     2275    48040 SH       SOLE                    48040
WAL MART STORES INC.           COM              931142103     2597    53908 SH       SOLE                    53908
WALGREEN COMPANY               COM              931422109     2737    61050 SH       SOLE                    61050
WYETH                          COM              983024100      306     6900 SH       SOLE                     6900
ZIMMER HOLDINGS, INC.          COM              98956p102     1126    19849 SH       SOLE                    19849